Guarantor financial information - Condensed Consolidated Statements of Earnings (Details) - USD ($) $ in Thousands	3 Months Ended										6 Months Ended		12 Months Ended
	Jan. 31, 2016	Oct. 31, 2015	Jul. 31, 2015	Apr. 30, 2015	Jan. 31, 2015	Oct. 31, 2014	Jul. 31, 2014	Apr. 30, 2014	Jan. 31, 2014	Oct. 31, 2013	Jan. 31, 2016	Jan. 31, 2015	Jul. 31, 2015	Jul. 31, 2014	Jul. 31, 2013
Revenues:
Propane and other gas liquids sales	$ 376,856	$ 245,301			$ 560,867	$ 394,361					$ 622,157	$ 955,228	$ 1,657,016	$ 2,147,343	$ 1,739,267
Midstream operations	188,333	193,670			7,153	7,916					382,003	15,069	107,189	7,435	0
Other	84,049	32,175			97,953	41,078					116,224	139,031	260,185	251,082	236,200
Total revenues	649,238	471,146	$ 382,511	$ 532,551	665,973	443,355	$ 399,030	$ 722,117	$ 869,683	$ 415,030	1,120,384	1,109,328	2,024,390	2,405,860	1,975,467
Costs and expenses:
Cost of product sold - propane and other gas liquids sales	174,829	121,751			330,692	264,814					296,580	595,506	977,224	1,456,388	1,092,261
Cost of sales - midstream operations	148,443	153,604			2,219	1,968					302,047	4,187	76,590	1,970	0
Cost of product sold - other	55,774	14,448			68,071	21,892					70,222	89,963	170,697	156,182	144,456
Operating expense	115,997	116,199			107,214	106,431					232,196	213,645	437,353	451,551	412,430
Depreciation and amortization expense	37,367	36,979			23,943	23,309					74,346	47,252	98,579	84,202	83,344
General and administrative expense	9,674	19,144			10,872	23,395					28,818	34,267	77,238	65,156	53,181
Equipment lease expense	7,278	7,032			5,795	5,532					14,310	11,327	24,273	17,745	15,983
Non-cash employee stock ownership plan compensation charge	3,141	5,256			3,788	4,374					8,397	8,162	24,713	21,789	15,769
Goodwill impairment	0	29,316			0	0					29,316	0
Loss on disposal of assets	2,524	14,917			1,414	961					17,441	2,375	7,099	6,486	10,421
Operating income (loss)	94,211	(47,500)			111,965	(9,321)					46,711	102,644	130,624	144,391	147,622
Interest expense	(30,701)	(29,758)			(20,341)	(19,878)					(60,459)	(40,219)	(84,227)	(70,332)	(72,974)
Loss on extinguishment of debt													0	(21,202)	0
Other income (expense), net	(298)	(122)			(178)	(449)					(420)	(627)	(354)	(479)	565
Earnings (loss) before income taxes	63,212	(77,380)			91,446	(29,648)					(14,168)	61,798	46,043	52,378	75,213
Income tax expense	1,025	(844)			1,037	(511)					181	526	(384)	2,471	1,838
Equity in earnings of subsidiary	0	0			0	0					0	0	0	0	0
Net earnings (loss)	62,187	(76,536)	$ (55,249)	$ 40,404	90,409	(29,137)	$ (44,179)	$ 50,053	$ 65,171	$ (21,138)	(14,349)	61,272	46,427	49,907	73,375
Other comprehensive income (loss)	(2,937)	8,610			(37,568)	(15,027)					5,673	(52,595)	(45,576)	4,530	15,008
Comprehensive income (loss)	59,250	(67,926)			52,841	(44,164)					(8,676)	8,677	851	54,437	88,383
Reportable Legal Entities [Member] | Ferrellgas, L.P. (Parent and Co-Issuer) [Member]
Revenues:
Propane and other gas liquids sales	376,856	245,301			560,867	394,361					622,157	955,228	1,657,016	2,147,343	1,739,267
Midstream operations	0	0			0	0					0	0	0	0	0
Other	21,571	17,377			22,539	18,048					38,948	40,587	73,704	77,460	81,816
Total revenues	398,427	262,678			583,406	412,409					661,105	995,815	1,730,720	2,224,803	1,821,083
Costs and expenses:
Cost of product sold - propane and other gas liquids sales	174,832	121,748			330,692	264,814					296,580	595,506	977,224	1,456,388	1,092,257
Cost of sales - midstream operations	0	0			0	0					0	0	0	0	0
Cost of product sold - other	2,257	2,538			1,947	2,051					4,795	3,998	7,649	7,640	8,450
Operating expense	101,688	96,974			104,841	101,188					198,662	206,029	413,112	429,089	405,158
Depreciation and amortization expense	18,805	18,550			19,700	19,154					37,355	38,854	75,834	79,255	80,427
General and administrative expense	8,306	17,429			10,872	23,392					25,735	34,264	76,250	64,824	52,833
Equipment lease expense	7,161	6,882			5,788	5,527					14,043	11,315	24,213	17,745	15,983
Non-cash employee stock ownership plan compensation charge	3,141	5,256			3,788	4,374					8,397	8,162	24,713	21,789	15,769
Goodwill impairment		0									0
Loss on disposal of assets	2,100	1,545			1,414	961					3,645	2,375	7,095	6,492	10,405
Operating income (loss)	80,137	(8,244)			104,364	(9,052)					71,893	95,312	124,630	141,581	139,801
Interest expense	(19,630)	(18,521)			(18,553)	(18,695)					(38,151)	(37,248)	(72,765)	(64,508)	(65,469)
Loss on extinguishment of debt														(21,202)
Other income (expense), net	(298)	(122)			(178)	(449)					(420)	(627)	(354)	(479)	565
Earnings (loss) before income taxes	60,209	(26,887)			85,633	(28,196)					33,322	57,437	51,511	55,392	74,897
Income tax expense	110	168			114	49					278	163	292	703	285
Equity in earnings of subsidiary	2,088	(49,481)			4,890	(892)					(47,393)	3,998	(4,792)	(4,782)	(1,237)
Net earnings (loss)	62,187	(76,536)			90,409	(29,137)					(14,349)	61,272	46,427	49,907	73,375
Other comprehensive income (loss)	(2,937)	8,610			(37,568)	(15,027)					5,673	(52,595)	(45,576)	4,530	15,008
Comprehensive income (loss)	59,250	(67,926)			52,841	(44,164)					(8,676)	8,677	851	54,437	88,383
Reportable Legal Entities [Member] | Ferrellgas Finance Corp. (Co-Issuer) [Member]
Revenues:
Propane and other gas liquids sales	0	0			0	0					0	0	0	0	0
Midstream operations	0	0			0	0					0	0	0	0	0
Other	0	0			0	0					0	0	0	0	0
Total revenues	0	0			0	0					0	0	0	0	0
Costs and expenses:
Cost of product sold - propane and other gas liquids sales	0	0			0	0					0	0	0	0	0
Cost of sales - midstream operations	0	0			0	0					0	0	0	0	0
Cost of product sold - other	0	0			0	0					0	0	0	0	0
Operating expense	0	0			0	0					0	0	0	0	0
Depreciation and amortization expense	0	0			0	0					0	0	0	0	0
General and administrative expense	0	3			0	3					3	3	4	5	5
Equipment lease expense	0	0			0	0					0	0	0	0	0
Non-cash employee stock ownership plan compensation charge	0	0			0	0					0	0	0	0	0
Goodwill impairment		0									0
Loss on disposal of assets	0	0			0	0					0	0	0	0	0
Operating income (loss)	0	(3)			0	(3)					(3)	(3)	(4)	(5)	(5)
Interest expense	0	0			0	0					0	0	0	0	0
Other income (expense), net	0	0			0	0					0	0	0	0	0
Earnings (loss) before income taxes	0	(3)			0	(3)					(3)	(3)	(4)	(5)	(5)
Income tax expense	0	0			0	0					0	0	0	0	0
Equity in earnings of subsidiary	0	0			0	0					0	0	0	0	0
Net earnings (loss)	0	(3)			0	(3)					(3)	(3)	(4)	(5)	(5)
Other comprehensive income (loss)	0	0			0	0					0	0	0	0	0
Comprehensive income (loss)	0	(3)			0	(3)					(3)	(3)	(4)	(5)	(5)
Reportable Legal Entities [Member] | Guarantor Subsidiaries [Member]
Revenues:
Propane and other gas liquids sales	0	0			0	0					0	0	0	0	0
Midstream operations	188,333	193,670			7,153	7,916					382,003	15,069	107,189	7,435	0
Other	62,478	14,798			75,414	23,030					77,276	98,444	186,481	173,622	154,384
Total revenues	250,811	208,468			82,567	30,946					459,279	113,513	293,670	181,057	154,384
Costs and expenses:
Cost of product sold - propane and other gas liquids sales	(3)	3			0	0					0	0	0	0	4
Cost of sales - midstream operations	148,443	153,604			2,219	1,968					302,047	4,187	76,590	1,970	0
Cost of product sold - other	53,517	11,910			66,124	19,841					65,427	85,965	163,048	148,542	136,006
Operating expense	14,722	17,659			2,565	4,760					32,381	7,325	25,189	20,919	7,198
Depreciation and amortization expense	18,562	18,429			4,243	4,155					36,991	8,398	22,745	4,947	2,917
General and administrative expense	1,368	1,712			0	0					3,080	0	984	327	343
Equipment lease expense	117	150			7	5					267	12	60	0	0
Non-cash employee stock ownership plan compensation charge	0	0			0	0					0	0	0	0	0
Goodwill impairment		29,316									29,316
Loss on disposal of assets	424	13,372			0	0					13,796	0	4	(6)	16
Operating income (loss)	13,661	(37,687)			7,409	217					(24,026)	7,626	5,050	4,358	7,900
Interest expense	(10,632)	(10,688)			(1,200)	(1,183)					(21,320)	(2,383)	(8,499)	(4,839)	(5,073)
Other income (expense), net	0	0			0	0					0	0	0	0	0
Earnings (loss) before income taxes	3,029	(48,375)			6,209	(966)					(45,346)	5,243	(3,449)	(481)	2,827
Income tax expense	915	(1,012)			923	(560)					(97)	363	(676)	1,768	1,553
Equity in earnings of subsidiary	0	0			0	0					0	0	0	0	0
Net earnings (loss)	2,114	(47,363)			5,286	(406)					(45,249)	4,880	(2,773)	(2,249)	1,274
Other comprehensive income (loss)	0	0			0	0					0	0	2	(145)	(145)
Comprehensive income (loss)	2,114	(47,363)			5,286	(406)					(45,249)	4,880	(2,771)	(2,394)	1,129
Reportable Legal Entities [Member] | Non-Guarantor Subsidiaries [Member]
Revenues:
Propane and other gas liquids sales	0	0			0	0					0	0	0	0	0
Midstream operations	0	0			0	0					0	0	0	0	0
Other	0	0			0	0					0	0	0	0	0
Total revenues	0	0			0	0					0	0	0	0	0
Costs and expenses:
Cost of product sold - propane and other gas liquids sales	0	0			0	0					0	0	0	0	0
Cost of sales - midstream operations	0	0			0	0					0	0	0	0	0
Cost of product sold - other	0	0			0	0					0	0	0	0	0
Operating expense	235	2,370			1,483	1,557					2,605	3,040	5,206	7,057	5,456
Depreciation and amortization expense	0	0			0	0					0	0	0	0	0
General and administrative expense	0	0			0	0					0	0	0	0	0
Equipment lease expense	0	0			0	0					0	0	0	0	0
Non-cash employee stock ownership plan compensation charge	0	0			0	0					0	0	0	0	0
Goodwill impairment		0									0
Loss on disposal of assets	0	0			0	0					0	0	0	0	0
Operating income (loss)	(235)	(2,370)			(1,483)	(1,557)					(2,605)	(3,040)	(5,206)	(7,057)	(5,456)
Interest expense	(692)	(441)			(629)	(504)					(1,133)	(1,133)	(2,622)	(2,824)	(2,625)
Other income (expense), net	901	696			1,716	1,578					1,597	3,294	5,813	7,353	5,575
Earnings (loss) before income taxes	(26)	(2,115)			(396)	(483)					(2,141)	(879)	(2,015)	(2,528)	(2,506)
Income tax expense	0	0			0	0					0	0	0	0	0
Equity in earnings of subsidiary	0	0			0	0					0	0	0	0	0
Net earnings (loss)	(26)	(2,115)			(396)	(483)					(2,141)	(879)	(2,015)	(2,528)	(2,506)
Other comprehensive income (loss)	0	0			0	0					0	0	(4)	0	(2)
Comprehensive income (loss)	(26)	(2,115)			(396)	(483)					(2,141)	(879)	(2,019)	(2,528)	(2,508)
Eliminations [Member]
Revenues:
Propane and other gas liquids sales	0	0			0	0					0	0	0	0	0
Midstream operations	0	0			0	0					0	0	0	0	0
Other	0	0			0	0					0	0	0	0	0
Total revenues	0	0			0	0					0	0	0	0	0
Costs and expenses:
Cost of product sold - propane and other gas liquids sales	0	0			0	0					0	0	0	0	0
Cost of sales - midstream operations	0	0			0	0					0	0	0	0	0
Cost of product sold - other	0	0			0	0					0	0	0	0	0
Operating expense	(648)	(804)			(1,675)	(1,074)					(1,452)	(2,749)	(6,154)	(5,514)	(5,382)
Depreciation and amortization expense	0	0			0	0					0	0	0	0	0
General and administrative expense	0	0			0	0					0	0	0	0	0
Equipment lease expense	0	0			0	0					0	0	0	0	0
Non-cash employee stock ownership plan compensation charge	0	0			0	0					0	0	0	0	0
Goodwill impairment		0									0
Loss on disposal of assets	0	0			0	0					0	0	0	0	0
Operating income (loss)	648	804			1,675	1,074					1,452	2,749	6,154	5,514	5,382
Interest expense	253	(108)			41	504					145	545	(341)	1,839	193
Other income (expense), net	(901)	(696)			(1,716)	(1,578)					(1,597)	(3,294)	(5,813)	(7,353)	(5,575)
Earnings (loss) before income taxes	0	0			0	0					0	0	0	0	0
Income tax expense	0	0			0	0					0	0	0	0	0
Equity in earnings of subsidiary	(2,088)	49,481			(4,890)	892					47,393	(3,998)	4,792	4,782	1,237
Net earnings (loss)	(2,088)	49,481			(4,890)	892					47,393	(3,998)	4,792	4,782	1,237
Other comprehensive income (loss)	0	0			0	0					0	0	2	145	147
Comprehensive income (loss)	$ (2,088)	$ 49,481			$ (4,890)	$ 892					$ 47,393	$ (3,998)	$ 4,794	$ 4,927	$ 1,384